Investments (details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments disclosure
Fixed maturities, due in one year or less, amortized cost	$ 8,386,000,000
Fixed maturities, due after 1 year through 5 years, amortized cost	20,359,000,000
Fixed maturities, due after 5 years through 10 years, amortized cost	17,225,000,000
Fixed maturities, due after 10 years, amortized cost	13,963,000,000
Fixed maturities excluding mortgage-backed securities, collateralized mortgage obligations and pass-through securities, amortized cost	59,933,000,000
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities, amortized cost	2,263,000,000
Fixed maturities, amortized cost	62,196,000,000	60,829,000,000
Fixed maturities, due in one year or less, fair value	8,525,000,000
Fixed maturities, due after 1 year through 5 years, fair value	21,407,000,000
Fixed maturities, due after 5 years through 10 years, fair value	17,579,000,000
Fixed maturities, due after 10 years, fair value	14,021,000,000
Fixed maturities excluding mortgage-backed securities, collateralized mortgage obligations and pass-through securities, fair value	61,532,000,000
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities, fair value	2,424,000,000
Fixed maturities, at fair value	63,956,000,000	65,393,000,000
Securities on loan as part of a tri-party lending agreement	131,000,000	403,000,000
Proceeds from sales of fixed maturities classified as available for sale	1,635,000,000	1,087,000,000	1,161,000,000
Insurance subsidiaries' securities on deposit at financial institutions in certain states pursuant to the respective states' insurance regulatory requirements	4,770,000,000	4,940,000,000
Fair value of funds deposited with third parties to be used as collateral to secure various liabilities on behalf of insureds, cedants and other creditors	59,000,000	68,000,000
Fair value of other investments pledged as collateral securing outstanding letters of credit	42,000,000	56,000,000
Fair value of owned securities held by an insurance subsidiary pledged into a Lloyd's trust account to support capital requirements for the Company's operations at Lloyd's	181,000,000
Proceeds from sales of equity securities	86,000,000	37,000,000	135,000,000
Proceeds from sale of real estate investments	18,000,000	53,000,000	0
Real estate held for sale	0	0
Accumulated depreciation on real estate held for investment purposes	264,000,000	242,000,000
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2014	84,000,000
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2015	75,000,000
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2016	58,000,000
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2017	41,000,000
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2018	30,000,000
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2019 and thereafter	48,000,000
Combined average days to maturity of short-term securities (in days)	80 days
Amortized cost of short-term securities (which approximates fair value)	$ 3,880,000,000	$ 3,480,000,000